Schedule of lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Lease liabilities	$ 741	$ 55
Lease liabilities non current	9,552	140
Total	$ 10,293	$ 195